CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 563	$ 844
Accounts receivable, less allowance for doubtful accounts of $83 and $62, respectively	1,718	1,679
Inventories	647	625
Prepaid expenses and other current assets	850	847
Deferred income taxes	250	292
Total current assets	4,856	5,077
Property, plant and equipment, net	1,285	1,324
Goodwill	4,163	4,035
Intangible assets, net	791	758
Other assets	1,081	1,171
Total Assets	12,176	12,365
Current Liabilities:
Loans payable and current maturities of long-term debt	20	10
Accounts payable	851	847
Accrued and other current liabilities	1,859	1,728
Deferred revenue	394	395
Total current liabilities	3,349	3,205
Long-term debt	1,443	1,481
Deferred revenue	370	397
Other liabilities	1,881	2,260
Total Liabilities	7,043	7,343
Commitments and Contingencies (see Note 13)
Redeemable noncontrolling interest	12	12
Tyco Shareholders' Equity:
Common shares, CHF 0.50 and CHF 6.70 par value as of September 27, 2013 and September 28, 2012, respectively, 825,222,070 shares authorized, 486,363,050 shares issued as of September 27, 2013 and September 28, 2012	208	2,792
Common shares held in treasury, 22,902,706 and 24,174,397 shares, as of September 27, 2013 and September 28, 2012, respectively	(912)	(1,094)
Contributed surplus	3,754	1,763
Accumulated earnings	3,035	2,499
Accumulated other comprehensive loss	(987)	(966)
Total Tyco Shareholders' Equity	5,098	4,994
Nonredeemable noncontrolling interest	23	16
Total Equity	5,121	5,010
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ 12,176	$ 12,365